Cover	Feb. 11, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2026
Entity File Number	001-41183
Entity Registrant Name	Evolution Metals & Technologies Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4040 NE 2nd Ave, Ste 348
Entity Address, Address Line Two	4422 N. Ravenswood Ave #1025
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	561
Local Phone Number	225-3205
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EMAT
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Welsbach Technology Metals Acquisition Corp.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60640
Security Exchange Name	NASDAQ